NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Non-controlling interests		$ 413.9	$ 807.3
Non-controlling interests (Note 31)		413.9	807.3
Current assets		697.0	835.5
Current liabilities		485.5	445.8
Net loss and comprehensive loss		(1,395.4)	88.8
Net loss and comprehensive loss allocated to NCI			(58.7)
Environmental rehabilitation provision outflows		(22.2)	(16.2)
Capital expenditures outflows		504.8	384.6
Proceeds from contributions from shareholders		$ 19.7	18.6
Agua De La Falda S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		56.70%
Non-controlling interests		$ (20.7)	18.7
Non-controlling interests (Note 31)		(20.7)	18.7
Estelar Resources S.A.(i)
Disclosure of subsidiaries [line items]
Non-controlling interests		16.0	16.0
Non-controlling interests (Note 31)		16.0	16.0
Minera Agua Rica Alumbrera Ltd.
Disclosure of subsidiaries [line items]
Non-controlling interests		410.2	751.1
Non-controlling interests (Note 31)		410.2	751.1
Current assets		230.5	237.4
Non-current assets		924.3	1,897.4
Current liabilities		59.4	26.8
Non-current liabilities		289.4	522.5
Net assets		806.0	1,585.5
Net assets attributable to NCI		352.6	693.7
Net loss and comprehensive loss		(824.4)	(134.2)
Net loss and comprehensive loss allocated to NCI		(360.7)	(58.7)
Environmental rehabilitation provision outflows		(0.3)
Capital expenditures outflows		46.1
Proceeds from contributions from shareholders		45.1
Minera Cavancha SpA
Disclosure of subsidiaries [line items]
Non-controlling interests		8.4	21.5
Non-controlling interests (Note 31)		$ 8.4	$ 21.5
Fomento Minero de Santa Cruz S.E.
Disclosure of subsidiaries [line items]
Percentage of future dividends			5.00%
Yamana | MARA Project
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	56.25%
Glencore | MARA Project
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	25.00%	43.75%
Newmont | MARA Project
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	18.75%
Minera Cavancha SpA | La Pepa Option Exercise | Mineros
Disclosure of subsidiaries [line items]
Maximum percentage of voting interest eligible to be acquired				51.00%
Percentage of voting equity interests acquired		20.00%